Leases (Details) - Schedule of maturities of lease liabilities ¥ in Thousands	Dec. 31, 2022 CNY (¥)
Schedule Of Maturities Of Lease Liabilities Abstract
2023	¥ 66,924
2024	37,435
2025	22,498
2026	13,516
2027	3,135
Thereafter	2,162
Total remaining undiscounted lease payments	145,670
Less: Interest	9,176
Total present value of lease liabilities	136,494
Less: Current operating lease liability	62,304
Non-current operating lease liability	¥ 74,190